YieldMax® AI Performance & Distribution Target 25™ ETF (AITT)

YieldMax® AMD Performance & Distribution Target 25™ ETF (AMDT)

YieldMax® AMZN Performance & Distribution Target 25™ ETF (AMZT)

YieldMax® COIN Performance & Distribution Target 25™ ETF (CONT)

YieldMax® MARA Performance & Distribution Target 25™ ETF (MRTT)

YieldMax® MSTR Performance & Distribution Target 25™ ETF (MSTT)

YieldMax® NVDA Performance & Distribution Target 25™ ETF (NVIT)

YieldMax® PLTR Performance & Distribution Target 25™ ETF (PALT)

YieldMax® SMCI Performance & Distribution Target 25™ ETF (SMCT)

YieldMax® TSLA Performance & Distribution Target 25™ ETF (TEST)

(the “Funds”)

Each listed on Cboe BZX Exchange, Inc.

November 12, 2025

Supplement to the Prospectus,

and Statement of Additional Information (“SAI”),

each dated October 10, 2025

Effective immediately, the Funds’ listing exchange has been changed to Cboe BZX Exchange, Inc. Accordingly, all references to the Funds’ listing exchange in the Prospectus and SAI are hereby amended and restated to reflect Cboe BZX Exchange, Inc.

In addition, effectively immediately, the ticker symbol for the YieldMax® AMZN Performance & Distribution Target 25™ ETF has been changed to AMZT. Accordingly, all references to the YieldMax® AMZN Performance & Distribution Target 25™ ETF’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect AMZT.

Please retain this Supplement for future reference.